Share-Based Compensation - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2013	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved and authorized					8,815,000	6,550,000
Expiration date						May 10, 2021
Increase in authorized shares	2,265,000
Maximum shares receivable on options, restricted stock or other awards in any calendar year					2,000,000
Shares authorized, but not yet granted					4,075,200
Options, grants in period, weighted average grant date fair value		$ 10.05			$ 15.05	$ 8.87	$ 8.09
Grant date fair value of stock options					$ 15,800,000	$ 7,100,000	$ 6,000,000
Cash received from the exercise of stock options					2,900,000	1,200,000	200,000
Fair value of stock options					4,300,000	2,300,000	500,000
Grant date fair value of the share-based awards					1,300,000	2,300,000	17,600,000
Total fair value of vested and settled shares					11,100,000	9,800,000	600,000
Share-based compensation expense			8,301,000	6,542,000	13,011,000	14,206,000	5,179,000
Share-based compensation expense, income tax benefit					4,900,000	5,400,000	1,900,000
Total unrecognized compensation cost					12,700,000
Total unrecognized compensation cost					4,000,000
Stock based compensation incremental cost related to modification					3,000,000
Net effect to share-based compensation expense					$ 1,100,000
Granted, Shares					36,576	110,783	708,000
Weighted average grant date fair value					$ 35.79	$ 20.72	$ 24.93
Risk-free interest rate					0.75%	0.73%	1.91%
Dividend yield					0.00%	0.05%	0.22%
Options, grants in period, gross		67,507			1,050,904	800,820	735,886
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period		10 years
Vesting period		3 years
Unrecognized compensation cost, weighted-average period of recognition, in years					1 year 4 months 24 days
Restricted Stock and RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, weighted-average period of recognition, in years					1 year 9 months 18 days
Performance Based Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date			Dec. 31, 2016
Granted, Shares			482,228
Weighted average grant date fair value			$ 34.75
Expected Volatility			47.00%
Risk-free interest rate			0.83%
Dividend yield			0.00%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
Granted, Shares			202,464
Weighted average grant date fair value			$ 28.14
Fully Vested Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Shares		30,898
Weighted average grant date fair value		$ 29.45
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period					10 years
Vesting period					4 years
Maximum [Member] | Performance Based Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance Percentage			200.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					3 years
Minimum [Member] | Performance Based Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance Percentage			0.00%